Form N-1A Cover	Sep. 11, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 11, 2026
Prospectus Date	Sep. 14, 2026